LONG-TERM DEBT ISSUED (Details)	1 Months Ended
	Feb. 28, 2014 TransCanada PipeLines Limited 4.63% senior unsecured notes, due March 2034 USD ($)	Oct. 31, 2013 TransCanada PipeLines Limited 3.75% senior unsecured notes, due October 16, 2023 USD ($)	Oct. 31, 2013 TransCanada PipeLines Limited 5.00% senior unsecured notes, due October 16, 2043 USD ($)	Jul. 31, 2013 TransCanada PipeLines Limited 0.95% floating rate notes, maturing June 30, 2016 USD ($)	Jul. 31, 2013 TransCanada PipeLines Limited 3.69% medium term notes, due July 19, 2023 CAD	Jul. 31, 2013 TransCanada PipeLines Limited 4.55% medium term notes, due November 15, 2041 CAD	Jan. 31, 2013 TransCanada PipeLines Limited 0.75 % senior notes, due January 15, 2016 USD ($)	Aug. 31, 2012 TransCanada PipeLines Limited 2.5 % senior unsecured notes, due August 1, 2022 USD ($)	Mar. 31, 2012 TransCanada PipeLines Limited 0.875 % senior unsecured notes, due March 2, 2015 USD ($)	Oct. 31, 2014 TC PipeLines, LP Medium-Term Loan, Floating Rate, due July 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 1,250,000,000	$ 625,000,000	$ 625,000,000	$ 500,000,000	450,000,000	300,000,000	$ 750,000,000	$ 1,000,000,000	$ 500,000,000	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.63%	3.75%	5.00%		3.69%	4.55%	0.75%	2.50%	0.88%